UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3479
                                   --------

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                               NOVEMBER 30, 2003
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
STATUE OF LIBERTY

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                        TAX-FREE INCOME
--------------------------------------------------------------------------------

                                Franklin New York     WANT TO RECEIVE
                              Tax-Free Income Fund    THIS DOCUMENT
                                                      FASTER VIA EMAIL?

                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                   FACADE ART

                               [GRAPHIC OMITTED]
                          FRANKLIN TEMPLETON LOGO ART

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


                                Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE           Each of our portfolio management groups operates
                                autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                                TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                MUTUAL SERIES. Established in 1949, Mutual
                                Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION            Because our management groups work independently
                                and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual
                                Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST       At Franklin Templeton Investments, we seek to
                                consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]]
BUILDING PIC
--------------------------------------------------------------------------------
Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER .......................       1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund .....................       4

SEMIANNUAL REPORT

Franklin New York Tax-Free
Income Fund ..............................       8

Performance Summary ......................      13

Financial Highlights and
Statement of Investments .................      16

Financial Statements .....................      34

Notes to Financial Statements ............      38

Proxy Voting Policies and Procedures .....      42

--------------------------------------------------------------------------------

Semiannual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting mainly of municipal securities. 1

--------------------------------------------------------------------------------
Credit Quality Breakdown*
Based on Total Long-Term Investments as of 11/30/03

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA ......................   61.1%
AA .......................   24.3%
A ........................    9.7%
BBB ......................    3.8%
Below Investment Grade ...    1.1%
--------------------------------------------------------------------------------

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2003.


PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.22 on May 31, 2003, to $11.95 on November 30, 2003. The Fund's Class A shares paid dividends totaling 27.72 cents per share for the same period. The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares'


1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.

8 | Semiannual Report
distribution rate was 4.44%. An investor in the 2003 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 7.78% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.


STATE UPDATE

New York continued to experience severe budget stress throughout the six months under review, exacerbated by a long-standing high debt burden and chronic structural budget imbalance. With the accumulated surpluses of recent boom years now gone, the state is facing significant shortfalls, and is resorting to deferral of major spending obligations while employing long-term deficit financing to pay its fiscal year 2004 (begun April 1, 2003) operating expenses and relieve liquidity shortfalls. Additionally, New York still has to contend with a heavy debt load of $2,045 per capita, which ranks as the nation's fifth highest.2 Despite the political unattractiveness of tax increases, the legislature did include personal income tax and sales tax increases in the fiscal year 2004 budget to help close the gap. With increased taxes and higher-than-expected revenues from a one-time federal aid package, the state is expecting balanced operations with a possible small reserve for fiscal year 2004.

New York's precipitous revenue declines primarily resulted from the volatility of its main revenue source, personal income tax receipts, which account for about 70% of all general fund tax receipts. 2 State personal income tax collections were estimated to have fallen by more than 10% in fiscal year 2003, with projected growth of only 0.8% in fiscal year 2004. 2 The state economy, driven largely by the New York City metropolitan area, has suffered serious earnings and employment declines, negatively affecting tax receipts. The state economy is also heavily dependent on the volatile financial services industry, recently in a cycle of downsizing. However, the New York State Department of Budget identified improvement in the labor markets, believes an emergence from recession began in early 2003, and has slightly increased its projection for employment growth in calendar years 2003 and 2004.

According to independent credit rating agency Standard & Poor's, New York's credit outlook is relatively weak and its near-term credit strength will be seriously challenged through fiscal year 2005. The state's high debt level, combined with its now depleted reserve levels, leaves it vulnerable to potential future economic stress


2. Source: Moody's Investors Service, "New Issue: New York (State of)," 6/12/03.

                                                           Semiannual Report | 9

DIVIDEND DISTRIBUTIONS
6/1/03-11/30/03

--------------------------------------------------------------------------------
                                            DIVIDEND PER SHARE
                           -----------------------------------------------------
   MONTH                     CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
   June                     4.62 cents   4.10 cents   4.07 cents   4.71 cents
--------------------------------------------------------------------------------
   July                     4.62 cents   4.10 cents   4.07 cents   4.70 cents
--------------------------------------------------------------------------------
   August                   4.62 cents   4.06 cents   4.06 cents   4.71 cents
--------------------------------------------------------------------------------
   September                4.62 cents   4.06 cents   4.06 cents   4.71 cents
--------------------------------------------------------------------------------
   October                  4.62 cents   4.06 cents   4.06 cents   4.70 cents
--------------------------------------------------------------------------------
   November                 4.62 cents   4.06 cents   4.06 cents   4.72 cents
--------------------------------------------------------------------------------
   TOTAL                   27.72 CENTS  24.44 CENTS  24.38 CENTS  28.25 CENTS

scenarios and ongoing, difficult budget balancing decisions. Medicaid costs are rising again and spending pressures are re-emerging to fund school aid, health care and employer pension costs. As such, Standard & Poor's assigned New York a AA rating but with a negative credit outlook while noting that economic recovery, already under way across the U.S., will play a significant role in how quickly the Empire State is able to overcome liquidity problems, achieve structural balance and begin to rebuild its reserves. 3


ECONOMIC AND MARKET OVERVIEW

The municipal bond market, like other bond markets, was volatile over the six-month period ended November 30, 2003. The market struggled with geopolitical events, an accommodative Federal Reserve Board (Fed), mixed economic releases, a strong equity market, and a record level of new bond issuance. Through mid-June, the municipal bond market generally performed well as yields decreased to historically low levels; the Municipal Market Data AAA 10-year yield fell from 3.10% at the beginning of the period to 2.85% on June 13, and the 30-year yield declined from 4.34% to 4.20% over the same period. 4 Market strength was driven by perceptions that inflation would stay low and the Fed would remain accommodative as economic indicators seemed to show little growth. Early in the period, the employment outlook was declining and consumer confidence remained low.

The Municipal Market Data AAA 10-year yield increased from 2.85% on June 13 to 3.55% on November 30, and the 30-year yield rose from 4.20% to 4.72% for the same period. 4 The yield increase was attributed to rising consumer confidence


3. Source: Standard & Poor's, "Public Finance Report Card: The U.S. States (New
York)," RATINGSDIRECT, 9/11/03. This does not indicate Standard & Poor's rating of the Fund.
4. Source: Thomson Financial.

10 |  Semiannual Report
driven by several factors that were perceived to put the economy in a stronger posture toward growth. The Fed reduced the federal funds target rate by 25 basis points (0.25%) rather than the widely expected 50 basis points (0.50%) at its June meeting, bringing the yield to 1.00%. Furthermore, the Fed left the federal funds target rate unchanged at its August, September and October meetings, citing indications of a strengthening economy amid higher-than-expected gross domestic product growth. With signs of economic and job growth, historically low interest rates, passage of the president's tax plan, and diminishing concerns around pending geopolitical risks, the market drove yields generally higher through most of the reporting period.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

Throughout the reporting period, we followed our value-oriented strategy, investing primarily for income. We looked to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call options. We shifted our general investment focus in July, when municipal bond market yields began to increase significantly. As a result, we focused more on executing tax losses, which entails selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book losses that may be used to offset future capital gains, and allowed it to increase the portfolio's book yield or distributable yield.

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates.

[BEGIN SIDEBAR]
PORTFOLIO BREAKDOWN
11/30/03

-------------------------------------------------------
                                           % OF TOTAL
                                LONG-TERM INVESTMENTS
-------------------------------------------------------
  Prerefunded                                   30.2%
-------------------------------------------------------
  Transportation                `               15.0%
-------------------------------------------------------
  Subject to Government Appropriations          14.3%
-------------------------------------------------------
  Utilities                                      9.3%
-------------------------------------------------------
  Hospital & Health Care                         7.7%
-------------------------------------------------------
  Tax-Supported                                  7.6%
-------------------------------------------------------
  General Obligation                             4.8%
-------------------------------------------------------
  Housing                                        4.1%
-------------------------------------------------------
  Other Revenue                                  3.8%
-------------------------------------------------------
  Higher Education                               3.2%
[END SIDEBAR]

                                                          Semiannual Report | 11

Consistent with our income-oriented investment philosophy, we generally invest in bonds that we believe should provide the most relative value from an income perspective, and we are comfortable holding them unless we find an opportunity to enhance the portfolio's structure or increase its future income-earning potential. As a result of our strategy, the Fund is generally more weighted in higher coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to being called when interest rates decline. On the other hand, many of the higher coupon bonds that we continue to hold have recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and thus behave defensively through an increasing interest rate cycle. Furthermore, our higher coupon bonds allowed us to distribute an attractive tax-free distribution yield, which we expect ultimately to drive our intermediate- and long-term performance.

Thank you for your participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

12 | Semiannual Report

Performance Summary as of 11/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                      CHANGE    11/30/03     5/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        -$0.27     $11.95       $12.22
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.2772
--------------------------------------------------------------------------------
  CLASS B                                      CHANGE    11/30/03     5/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        -$0.27     $11.93       $12.20
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.2444
--------------------------------------------------------------------------------
  CLASS C                                      CHANGE    11/30/03     5/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        -$0.28     $11.94       $12.22
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.2438
--------------------------------------------------------------------------------
  ADVISOR CLASS                                CHANGE    11/30/03     5/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        -$0.28     $11.95       $12.23
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.2825

    Semiannual Report | Past performance does not guarantee future results. | 13

PERFORMANCE

-------------------------------------------------------------------------------------------------------
  CLASS A                                          6-MONTH      1-YEAR     5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         +0.10%      +6.31%    +28.83%         +74.90%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                     -4.14%      +1.82%     +4.29%          +5.29%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3                           +0.42%     +4.40%          +5.15%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                          4.44%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5       7.78%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                  3.26%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                   5.71%
-------------------------------------------------------------------------------------------------------
  CLASS B                             6-MONTH       1-YEAR      3-YEAR     5-YEAR  INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            -0.18%       +5.73%     +19.55%        N/A         +25.08%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2        -4.09%       +1.73%      +5.24%        N/A          +4.32%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3               +0.29%      +4.70%      +4.38%         +4.38%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                          4.08%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5       7.15%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                  2.85%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                   4.99%
-------------------------------------------------------------------------------------------------------
  CLASS C                                          6-MONTH      1-YEAR     5-YEAR  INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         -0.27%      +5.63%    +25.24%         +60.66%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                     -2.20%      +3.57%     +4.40%          +5.55%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3                           +2.34%     +4.51%          +5.58%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                          4.04%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5       7.07%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                  2.83%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                   4.96%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                  6-MONTH      1-YEAR     5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                         +0.06%      +6.31%    +29.05%         +75.20%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                     +0.06%      +6.31%     +5.23%          +5.77%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 3                           +5.04%     +5.37%          +5.63%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                          4.74%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5       8.30%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                  3.50%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                   6.13%
-------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

14 | Past performance does not guarantee future results. | Semiannual Report

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC CONDITIONS AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:        Subject to the current, maximum 4.25% initial sales charge.
                Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  No initial sales charge or Rule 12b-1 fees; shares are available to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 11/30/03.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/03.
7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.39% and +5.98%.

    Semiannual Report | Past performance does not guarantee future results. | 15

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


                                        ------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           NOVEMBER 30, 2003                       YEAR ENDED MAY 31,
CLASS A                                       (UNAUDITED)       2003         2002          2001          2000         1999
                                        ------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout
the period)

Net asset value, beginning of period            $12.22        $11.65       $11.62        $11.06        $11.91       $12.08
                                        ------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ............              .27           .57          .59           .62           .64          .64

 Net realized and unrealized
 gains (losses) .....................             (.26)          .57          .04           .57          (.79)        (.08)
                                        ------------------------------------------------------------------------------------

Total from investment operations ....              .01          1.14          .63          1.19          (.15)         .56
                                        ------------------------------------------------------------------------------------

Less distributions from:

 Net investment income ..............             (.28)         (.57)        (.60)         (.63)         (.63)        (.64)

 Net realized gains .................               --            --           --            --          (.07)        (.09)
                                        ------------------------------------------------------------------------------------

Total distributions .................             (.28)         (.57)        (.60)         (.63)         (.70)        (.73)
                                        ------------------------------------------------------------------------------------

Net asset value, end of period ......           $11.95        $12.22       $11.65        $11.62        $11.06       $11.91
                                        ------------------------------------------------------------------------------------


Total return b ......................              .10%        10.06%        5.55%        10.97%        (1.24)%       4.73%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...       $4,654,194    $4,828,889   $4,609,318    $4,483,909    $4,219,849   $4,847,001

Ratio to average net assets:

 Expenses ...........................              .60% c        .60%         .59%          .60%          .60%         .59%

 Net investment income ..............             4.62% c       4.81%        5.09%         5.39%         5.64%        5.30%

Portfolio turnover rate .............             6.18%        13.44%        9.57%         7.83%        24.61%       13.34%

aBased on average daily shares outstanding effective May 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.

16 | Semiannual Report

Franklin New York Tax-Free Income Fund

                                        ------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           NOVEMBER 30, 2003                       YEAR ENDED MAY 31,
CLASS B                                       (UNAUDITED)       2003         2002          2001          2000         1999 d
                                        ------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period            $12.20        $11.63       $11.61        $11.04        $11.89       $12.06
                                        ------------------------------------------------------------------------------------

Income from investment operations:

 Net investment incomea .............              .24           .50          .53           .55           .57          .77

 Net realized and unrealized gains (losses)       (.27)          .57          .03           .58          (.78)        (.70)
                                        ------------------------------------------------------------------------------------

Total from investment operations ....             (.03)         1.07          .56          1.13          (.21)         .07
                                        ------------------------------------------------------------------------------------

Less distributions from:

 Net investment income ..............             (.24)         (.50)        (.54)         (.56)         (.57)        (.24)

 Net realized gains .................               --            --           --            --          (.07)          --
                                        ------------------------------------------------------------------------------------

Total distributions .................             (.24)         (.50)        (.54)         (.56)         (.64)        (.24)
                                        ------------------------------------------------------------------------------------

Net asset value, end of period ......           $11.93        $12.20       $11.63        $11.61        $11.04       $11.89
                                        ------------------------------------------------------------------------------------


Total return b ......................             (.18)%        9.46%        4.88%        10.46%        (1.80)%        .62%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...         $238,551      $233,767     $160,194       $87,697       $40,874      $19,059

Ratio to average net assets:

 Expenses ...........................             1.16% c       1.17%        1.16%         1.16%         1.17%        1.16% c

 Net investment income ..............             4.06% c       4.24%        4.53%         4.80%         5.08%        4.72% c

Portfolio turnover rate .............             6.18%        13.44%        9.57%         7.83%        24.61%       13.34%

aBased on average daily shares outstanding effective May 31, 2000.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the period January 1, 1999 (effective date) to May 31, 1999.

                                                          Semiannual Report | 17

Franklin New York Tax-Free Income Fund

                                        ------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           NOVEMBER 30, 2003                       YEAR ENDED MAY 31,
CLASS C                                       (UNAUDITED)       2003         2002          2001          2000         1999
                                        ------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period            $12.22        $11.64       $11.62        $11.06        $11.91       $12.07
                                        ------------------------------------------------------------------------------------

Income from investment operations:

 Net investment incomea .............              .24           .50          .53           .55           .57          .62

 Net realized and unrealized gains (losses)       (.28)          .58          .03           .57          (.78)        (.12)
                                        ------------------------------------------------------------------------------------

Total from investment operations ....             (.04)         1.08          .56          1.12          (.21)         .50
                                        ------------------------------------------------------------------------------------

Less distributions from:

 Net investment income ..............             (.24)         (.50)        (.54)         (.56)         (.57)        (.57)

 Net realized gains .................               --            --           --            --          (.07)        (.09)
                                        ------------------------------------------------------------------------------------

Total distributions .................             (.24)         (.50)        (.54)         (.56)         (.64)        (.66)
                                        ------------------------------------------------------------------------------------

Net asset value, end of period ......           $11.94        $12.22       $11.64        $11.62        $11.06       $11.91
                                        ------------------------------------------------------------------------------------


Total return b ......................             (.27)%        9.55%        4.86%        10.35%        (1.80)%       4.20%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...         $241,464      $242,965     $188,642      $146,824      $119,302     $139,756

Ratio to average net assets:

 Expenses ...........................             1.16% c       1.17%        1.16%         1.16%         1.17%        1.16%

 Net investment income ..............             4.06% c       4.24%        4.53%         4.82%         5.07%        4.73%

Portfolio turnover rate .............             6.18%        13.44%        9.57%         7.83%        24.61%       13.34%

aBased on average daily shares outstanding effective May 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.

18 | Semiannual Report

Franklin New York Tax-Free Income Fund

                                                                    ---------------------------------------------
                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                      NOVEMBER 30, 2003        MAY 31,
ADVISOR CLASS                                                            (UNAUDITED)      2003        2002 D
                                                                    ---------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................             $12.23        $11.65        $11.68
                                                                    ---------------------------------------------

Income from investment operations:

 Net investment incomea ......................................                .28           .58           .40

 Net realized and unrealized gains (losses) ..................               (.28)          .58          (.08)
                                                                    ---------------------------------------------

Total from investment operations .............................                 --          1.16           .32
                                                                    ---------------------------------------------

Less distributions from net investment income ................               (.28)         (.58)         (.35)
                                                                    ---------------------------------------------

Net asset value, end of period ...............................             $11.95        $12.23        $11.65
                                                                    ---------------------------------------------


Total return b ...............................................                .06%        10.24%         2.80%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................            $18,101       $18,278       $14,054

Ratios to average net assets:

 Expenses ....................................................                .51% c        .52%          .51% c

 Net investment income .......................................               4.71% c       4.89%         5.16% c

Portfolio turnover rate ......................................               6.18%        13.44%         9.57%

aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAnnualized.
dFor the period October 1, 2001 (effective date) to May 31, 2002.

                     Semiannual Report | See notes to financial statements. | 19

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS 96.7%
  BONDS 94.9%
  Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ....    $   5,250,000    $     5,651,415
  Albany IDA, Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 ...................................        1,270,000          1,251,115
     Albany Medical Center Project, 6.00%, 5/01/29 ...................................        1,460,000          1,376,605
     St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ......................        2,750,000          2,905,540
  Albany Municipal Water Finance Authority Revenue, Second Resolution, Series B,
   MBIA Insured, 5.00%, 12/01/33 .....................................................        2,500,000          2,522,000
  Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/25 ............................................        1,000,000          1,049,690
     Series A, 5.625%, 7/15/20 .......................................................        1,250,000          1,351,200
  Amherst IDA, Civic Facility Revenue, University of Buffalo Foundation, Faculty Student
   Housing Corp.,
    Series A, AMBAC Insured, 5.125%, 8/01/20 .........................................        1,410,000          1,506,839
     Series A, AMBAC Insured, 5.25%, 8/01/31 .........................................        5,055,000          5,280,554
     Series B, AMBAC Insured, 5.625%, 8/01/20 ........................................        1,690,000          1,875,055
     Series B, AMBAC Insured, 5.75%, 8/01/25 .........................................        3,050,000          3,342,099
     Series B, AMBAC Insured, 5.75%, 8/01/30 .........................................        3,440,000          3,754,794
     Series B, AMBAC Insured, 5.25%, 8/01/31 .........................................        1,000,000          1,044,620
  Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34 ..............................        5,170,000          5,384,297
  Battery Park City Authority Revenue, Series A, 5.00%,
     11/01/24 ........................................................................        9,000,000          9,283,590
     11/01/25 ........................................................................       12,000,000         12,339,600
     11/01/26 ........................................................................       14,250,000         14,630,475
  Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ....        8,160,000          8,539,277
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ...............        5,205,000          6,562,568
  Dutchess County IDA, Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40        16,000,000         16,731,840
  Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 ............        2,590,000          2,710,254
  Geneva IDA, Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ..................................................................        2,835,000          2,961,356
     5.125%, 9/01/31 .................................................................        5,045,000          5,171,478
  Guam Power Authority Revenue, Series A, Pre-Refunded,
     6.625%, 10/01/14 ................................................................        2,900,000          3,090,356
     6.75%, 10/01/24 .................................................................       25,500,000         27,199,830
  Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project, 11.25%,
   1/01/15 ...........................................................................        1,135,000          1,145,783
  Ilion Elderly Housing Corp. Mortgage Revenue, Section 8 Housing Assistance Revenue,
   7.25%, 7/01/09 ....................................................................        1,225,000          1,264,163
  Long Island Power Authority Electric System Revenue,
     MBIA Insured, 5.75%, 12/01/24 ...................................................       15,060,000         16,350,943
     Refunding, Series A, 5.75%, 12/01/24 ............................................       15,000,000         16,023,150
     Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 .............................        5,000,000          5,179,600
     Series A, FSA Insured, 5.00%, 12/01/18 ..........................................       10,000,000         10,516,600
     Series A, FSA Insured, 5.125%, 12/01/22 .........................................       28,210,000         29,490,734
     Series A, MBIA Insured, 5.25%, 12/01/26 .........................................        9,000,000          9,397,890
  Madison County IDA Civic Facility Revenue, College University Project, Series B, 5.00%,
   7/01/33 ...........................................................................        2,000,000          2,022,680

20 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 ..................................................................    $   1,045,000    $     1,086,361
     4.625%, 8/15/18 .................................................................        1,155,000          1,194,651
     4.625%, 8/15/19 .................................................................        1,210,000          1,243,529
     4.75%, 8/15/20 ..................................................................        1,270,000          1,309,180
     4.75%, 8/15/21 ..................................................................        1,330,000          1,363,263
  Monroe County IDAR, Civic Facilities, DePaul Community Facilities, 6.50%, 2/01/24 ..        1,285,000          1,315,223
  Monroe County Water Authority Water Revenue,
     5.15%, 8/01/22 ..................................................................        1,000,000          1,047,600
     5.25%, 8/01/36 ..................................................................        2,250,000          2,337,075
  MTA Commuter Facilities Revenue,
     Series 8, 5.50%, 7/01/21 ........................................................        5,000,000          5,825,400
     Series A, 6.00%, 7/01/24 ........................................................        5,575,000          6,594,445
     Series A, FGIC Insured, 5.25%, 7/01/28 ..........................................        8,655,000          9,896,646
     Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ...........................       10,000,000         11,461,600
     Series A, Pre-Refunded, 6.50%, 7/01/24 ..........................................       35,620,000         37,266,000
     Series A, Pre-Refunded, 5.25%, 7/01/28 ..........................................       18,300,000         20,925,318
     Series A, Pre-Refunded, 6.125%, 7/01/29 .........................................        9,625,000         11,447,301
     Series C-1, FGIC Insured, 5.375%, 7/01/27 .......................................       19,100,000         21,974,168
     Series R, 5.50%, 7/01/17 ........................................................        2,000,000          2,334,420
  MTA New York Dedicated Tax Fund Revenue, Series A,
     FGIC Insured, 5.00%, 11/15/31 ...................................................       39,685,000         40,334,643
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ......................................       27,260,000         32,233,042
     FSA Insured, 5.00%, 4/01/29 .....................................................       25,800,000         28,989,396
     FSA Insured, 5.00%, 11/15/32 ....................................................       11,000,000         11,174,240
     MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ......................................       20,500,000         23,491,155
     Refunding, 5.00%, 11/15/30 ......................................................       37,000,000         37,291,190
     Refunding, FSA Insured, 5.00%, 11/15/28 .........................................       41,575,000         42,354,947
  MTA New York Service Contract Revenue,
     Refunding, AMBAC Insured, 5.25%, 7/01/31 ........................................       50,000,000         52,208,000
     Refunding, Series A, 5.125%, 1/01/29 ............................................        6,000,000          6,122,880
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ...............................       12,760,000         13,036,254
     Series B, 5.375%, 1/01/30 .......................................................       50,000,000         52,035,500
     Series B, MBIA Insured, 5.00%, 1/01/31 ..........................................       22,290,000         22,646,640
  MTA Revenue,
     5.25%, 11/15/31 .................................................................       15,000,000         15,486,000
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ..............................       22,010,000         22,487,397
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ..............................       34,000,000         35,554,820
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ...............................       26,130,000         26,582,049
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 .............................       15,000,000         15,383,850
     Series A, FGIC Insured, 5.00%, 11/15/32 .........................................       10,355,000         10,533,417
     Series B, 5.25%, 11/15/32 .......................................................       20,000,000         20,688,800
     Series U, FGIC Insured, 5.125%, 11/15/31 ........................................        5,000,000          5,127,950

                                                          Semiannual Report | 21

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MTA Transit Facilities Revenue, Series A,
     6.125%, 7/01/29 .................................................................    $  11,595,000    $    13,790,281
     FSA Insured, Pre-Refunded, 6.10%, 7/01/21 .......................................       15,000,000         17,018,550
     FSA Insured, Pre-Refunded, 5.50%, 7/01/22 .......................................       16,170,000         18,546,990
     MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 .....................................        8,000,000          9,138,080
     Pre-Refunded, 6.00%, 7/01/24 ....................................................        7,000,000          8,280,020
     Pre-Refunded, 5.625%, 7/01/27 ...................................................       14,440,000         16,640,800
  Nassau County Interim Finance Authority Revenue, Series A, AMBAC Insured, 4.75%,
   11/15/23 ..........................................................................        5,000,000          5,067,200
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, 6.50%,
   7/15/27 ...........................................................................       15,000,000         15,403,350
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   5.75%, 8/01/29 ....................................................................       36,040,000         39,415,146
  New York City GO,
     6.125%, 8/01/25 .................................................................        4,940,000          5,437,754
     Fiscal 2003, Series I, 5.00%, 3/01/29 ...........................................       10,000,000         10,028,600
     Fiscal 2003, Series I, 5.00%, 3/01/30 ...........................................       23,785,000         23,835,662
     Refunding, Series A, 5.50%, 5/15/24 .............................................       10,000,000         10,480,400
     Refunding, Series A, FSA Insured, 6.00%, 5/15/30 ................................        6,250,000          7,101,938
     Refunding, Series F, 5.875%, 8/01/24 ............................................        7,000,000          7,477,330
     Series A, 6.25%, 8/01/17 ........................................................          445,000            496,754
     Series A, Pre-Refunded, 6.25%, 8/01/17 ..........................................        2,230,000          2,532,990
     Series A-1, 6.625%, 8/01/25 .....................................................       13,360,000         14,648,706
     Series A-1, Pre-Refunded, 6.625%, 8/01/25 .......................................        3,640,000          3,994,318
     Series B, 7.00%, 2/01/18 ........................................................           25,000             25,244
     Series B, Pre-Refunded, 6.00%, 8/15/26 ..........................................          915,000          1,036,183
     Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ..........................        2,000,000          2,102,580
     Series B, Sub Series B-1, Pre-Refunded, 7.50%, 8/15/20 ..........................       10,000,000         10,547,700
     Series C, 7.00%, 2/01/12 ........................................................          705,000            710,781
     Series C, FSA Insured, 5.125%, 3/15/25 ..........................................        6,500,000          6,705,270
     Series D, 8.00%, 8/01/17 ........................................................            5,000              5,049
     Series D, 7.50%, 2/01/18 ........................................................            5,000              5,053
     Series D, 5.125%, 8/01/19 .......................................................        1,985,000          2,047,647
     Series D, 5.25%, 8/01/21 ........................................................       14,500,000         14,881,785
     Series D, 5.25%, 10/15/23 .......................................................        5,000,000          5,166,950
     Series D, 5.50%, 6/01/24 ........................................................       23,945,000         25,085,979
     Series D, 5.00%, 10/15/29 .......................................................        5,000,000          5,015,150
     Series D, FGIC Insured, 5.25%, 8/01/21 ..........................................        5,355,000          5,673,890
     Series F, 5.30%, 1/15/26 ........................................................       45,000,000         46,374,750
     Series F, Pre-Refunded, 6.625%, 2/15/25 .........................................       11,240,000         12,060,745
     Series G, 6.00%, 10/15/26 .......................................................        8,600,000          9,338,568
     Series G, Pre-Refunded, 6.00%, 10/15/26 .........................................        1,300,000          1,504,568
     Series H, 7.20%, 2/01/15 ........................................................            5,000              5,050
     Series H, FSA Insured, 5.375%, 8/01/27 ..........................................        8,510,000          8,852,187
     Series H, MBIA Insured, 5.125%, 8/01/25 .........................................        4,000,000          4,116,760
     Series H, Pre-Refunded, 6.125%, 8/01/25 .........................................           60,000             69,367
     Series I, 6.25%, 4/15/27 ........................................................        3,275,000          3,635,119
     Series I, Pre-Refunded, 6.25%, 4/15/27 ..........................................        6,225,000          7,162,298
     Series K, Pre-Refunded, 6.25%, 4/01/26 ..........................................        9,000,000         10,100,070

22 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City HDC, MFMR,
     Refunding, Series A, FHA Insured, 6.55%, 10/01/15 ...............................    $  19,450,000    $    19,722,689
     Series A, FHA Insured, 6.55%, 4/01/18 ...........................................       10,000,000         10,138,500
     Series A, FHA Insured, 6.60%, 4/01/30 ...........................................       51,500,000         52,261,685
  New York City IDA, Civic Facility Revenue,
     College of New Rochelle, 5.80%, 9/01/26 .........................................        1,500,000          1,584,855
     Institute of International Education Inc. Project, 5.25%, 9/01/21 ...............        1,530,000          1,614,456
     Institute of International Education Inc. Project, 5.25%, 9/01/31 ...............        5,235,000          5,405,975
     New York Blood Center Inc. Project, Pre-Refunded, 7.20%, 5/01/12 ................        3,800,000          3,894,772
     New York Blood Center Inc. Project, Pre-Refunded, 7.25%, 5/01/22 ................        7,000,000          7,177,450
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ......................       18,000,000         18,259,920
     Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ............        3,990,000          4,132,204
  New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 ..       25,000,000         25,423,250
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ..............................       34,175,000         35,016,730
     Series A, 5.75%, 6/15/30 ........................................................       41,190,000         44,959,297
     Series A, 5.25%, 6/15/33 ........................................................        7,000,000          7,273,280
     Series A, FGIC Insured, 5.75%, 6/15/31 ..........................................       19,315,000         21,082,516
     Series A, FGIC Insured, 5.50%, 6/15/32 ..........................................       11,655,000         12,435,069
     Series B, 5.75%, 6/15/26 ........................................................       24,455,000         26,646,657
     Series B, 6.10%, 6/15/31 ........................................................       11,005,000         12,941,110
     Series B, 6.00%, 6/15/33 ........................................................        6,040,000          7,067,283
     Series B, FGIC Insured, 5.125%, 6/15/30 .........................................       12,500,000         12,683,875
     Series B, MBIA Insured, 5.50%, 6/15/27 ..........................................       32,620,000         34,901,443
     Series B, Pre-Refunded, 6.10%, 6/15/31 ..........................................        3,995,000          4,802,469
     Series B, Pre-Refunded, 6.00%, 6/15/33 ..........................................       10,260,000         12,272,909
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ..............................        3,000,000          3,051,660
     Refunding, Series C-A, 5.50%, 11/01/24 ..........................................       16,800,000         18,134,592
     Refunding, Series D, 5.00%, 2/01/31 .............................................        7,500,000          7,615,200
     Series A, 5.125%, 8/15/21 .......................................................        9,115,000          9,558,627
     Series A, 5.00%, 8/15/27 ........................................................          770,000            779,463
     Series A, 6.00%, 8/15/29 ........................................................       29,000,000         34,492,310
     Series A, 5.25%, 5/01/31 ........................................................       27,005,000         27,941,263
     Series A, 5.25%, 8/01/31 ........................................................       30,605,000         31,922,239
     Series A, FGIC Insured, 5.00%, 5/01/28 ..........................................       16,065,000         16,322,843
     Series A, Pre-Refunded, 5.125%, 8/15/21 .........................................        5,820,000          6,541,680
     Series A, Pre-Refunded, 5.625%, 2/15/26 .........................................       20,000,000         23,325,400
     Series A, Pre-Refunded, 5.00%, 8/15/27 ..........................................        6,145,000          6,879,635
     Series B, 5.00%, 5/01/30 ........................................................        7,520,000          7,638,590
     Series B, Pre-Refunded, 6.00%, 11/15/29 .........................................       15,000,000         17,910,300
     Series C, 5.50%, 5/01/25 ........................................................        5,570,000          5,958,730
     Series C, 5.00%, 5/01/26 ........................................................        3,680,000          3,734,243
     Series C, 5.00%, 5/01/29 ........................................................        5,215,000          5,288,897
     Series C, MBIA Insured, 5.00%, 5/01/29 ..........................................        1,365,000          1,386,048
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ............................        2,270,000          2,579,061
     Series C, Pre-Refunded, 5.50%, 5/01/25 ..........................................        4,430,000          5,120,283
     Series C, Pre-Refunded, 5.00%, 5/01/26 ..........................................          320,000            358,787
     Series C, Pre-Refunded, 5.00%, 5/01/29 ..........................................        8,655,000          9,786,295

                                                          Semiannual Report | 23

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City Transitional Finance Authority Revenue, Future Tax Secured, (cont.)
     Series C, Pre-Refunded, 5.50%, 11/01/29 .........................................    $  13,660,000    $    15,898,464
     Series D, 5.00%, 2/01/27 ........................................................       62,025,000         63,161,918
     Series E, 5.00%, 2/01/24 ........................................................        7,000,000          7,170,170
     Series E, 5.00%, 2/01/25 ........................................................        5,000,000          5,106,550
     Series E, 5.00%, 2/01/27 ........................................................       10,000,000         10,183,300
     Series E, 5.00%, 2/01/33 ........................................................       18,035,000         18,298,672
  New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC Insured,
   5.25%, 1/01/29 ....................................................................       79,840,000         82,941,784
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
   AMBAC Insured, 5.125%, 7/01/31 ....................................................       15,500,000         15,938,030
  New York IDA, Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
   12/15/32 ..........................................................................        1,525,000          1,581,578
  New York State Appropriated Tobacco Co. Revenue, Asset Backed, Series A-1, AMBAC Insured,
   5.25%, 6/01/21 ....................................................................       18,000,000         19,062,360
  New York State Commissioner General Services People of the State of New York Certificate of
   Lease Assignment,
     5.70%, 3/01/29 ..................................................................       70,826,839         72,385,030
     5.75%, 3/01/29 ..................................................................       35,964,486         36,850,291
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ..................       13,985,000         15,953,529
  New York State Dormitory Authority Lease Revenue,
     Court Facilities, 6.00%, 5/15/39 ................................................       58,245,000         63,150,394
     Court Facilities, Series A, 5.375%, 5/15/23 .....................................        4,000,000          4,197,800
     State University Dormitory Facilities, 5.00%, 7/01/32 ...........................        5,500,000          5,534,100
     State University Dormitory Facilities, FGIC Insured, 5.50%, 7/01/27 .............        2,000,000          2,143,060
     State University Dormitory Facilities, FGIC Insured, 5.10%, 7/01/31 .............        7,700,000          7,859,698
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 .................        5,750,000          6,457,020
     State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 ..        4,800,000          4,916,304
     State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/19 ...        5,090,000          5,619,055
     State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/29 ...        9,250,000          9,920,255
  New York State Dormitory Authority Revenue,
     5.00%, 7/01/28 ..................................................................        5,000,000          5,072,550
     Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 .............................        2,545,000          2,660,619
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ...............................        4,730,000          4,829,945
     City University Consolidated, FGIC Insured, 5.25%, 7/01/25 ......................        4,100,000          4,263,795
     City University Consolidated, Refunding, FGIC Insured, 5.375%, 7/01/24 ..........       14,300,000         16,316,872
     City University System Consolidated, Fourth General, Series A, FGIC Insured, 5.25%,
      7/01/30 ........................................................................       20,705,000         23,692,524
     City University System Consolidated, Second General, Refunding, Series A, 6.00%,
      7/01/17 ........................................................................       10,215,000         11,174,291
     City University System Consolidated, Series 1, MBIA Insured, 5.125%, 7/01/27 ....        6,680,000          7,557,351
     City University System Consolidated, Series C, 7.50%, 7/01/10 ...................       14,900,000         17,722,358
     City University System Consolidated, Series D, 7.00%, 7/01/09 ...................        3,430,000          3,882,760
     City University System Consolidated, Third General, Refunding, Series A, 6.00%,
      7/01/16 ........................................................................       23,185,000         25,362,303
     City University System Consolidated, Third General, Series 1, FSA Insured, 5.50%,
      7/01/29 ........................................................................       38,375,000         44,732,970

24 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenue, (cont.)
     City University System, FSA Insured, 5.375%, 7/01/24 ............................    $   5,000,000    $     5,705,200
     City University System, Third General, Pre-Refunded, 6.00%, 7/01/20 .............       13,000,000         14,716,650
     City University System, Third General, Residence 2, Pre-Refunded, 6.20%, 7/01/22        28,555,000         32,430,199
     City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ...        6,020,000          6,806,694
     City University, Fourth, Series A, 5.25%, 7/01/31 ...............................        1,270,000          1,305,903
     City University, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 .................       10,730,000         12,269,326
     Concord Nursing Home Inc., 6.50%, 7/01/29 .......................................        2,500,000          2,728,900
     Department of Health, 6.625%, 7/01/15 ...........................................          760,000            838,774
     Department of Health, 6.20%, 7/01/17 ............................................        7,650,000          8,028,369
     Department of Health, Pre-Refunded, 6.625%, 7/01/15 .............................        4,595,000          5,071,272
     Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24         9,175,000         10,125,989
     FGIC Insured, 5.125%, 5/15/31 ...................................................       45,000,000         51,246,450
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ...        4,000,000          4,174,520
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ....        5,500,000          5,588,550
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ..        5,000,000          5,377,800
     Heritage House Nursing Center, 7.00%, 8/01/31 ...................................        2,200,000          2,209,086
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/27 .......................        6,020,000          6,133,296
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/32 .......................        7,735,000          7,853,268
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 .............................       14,000,000         14,452,340
     Ithaca College, AMBAC Insured, 5.25%, 7/01/26 ...................................        2,000,000          2,067,220
     Long Island University, Asset Guaranteed, 5.125%, 9/01/23 .......................        1,800,000          1,839,672
     Long Island University, Asset Guaranteed, 5.25%, 9/01/28 ........................        1,500,000          1,544,100
     Long Island University, Pre-Refunded, 6.25%, 9/01/23 ............................        5,495,000          6,061,809
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, 6.00%,
      2/15/25 ........................................................................        6,100,000          7,145,815
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, 6.00%,
      2/15/30 ........................................................................        4,865,000          5,701,357
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%,
      8/15/31 ........................................................................       10,000,000         10,767,400
     Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%, 2/15/21     1,135,000          1,309,704
     Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%, 8/15/21     2,315,000          2,670,942
     Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.25%, 8/15/30     5,000,000          5,641,665
     Mental Health Services Facilities Improvement, Series D, MBIA Insured, 5.00%,
      8/15/17 ........................................................................       23,000,000         24,217,899
     Mental Health Services Facilities, Refunding, 6.00%, 8/15/21 ....................        1,785,000          2,040,514
     Mental Health Services Facilities, Series A, 5.75%, 8/15/22 .....................        1,390,000          1,579,625
     Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .....................          300,000            321,546
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ..................        9,070,000         10,319,665
     Mental Health Services, Series B, 5.75%, 8/15/12 ................................        2,140,000          2,387,127
     Mental Health Services, Series B, Pre-Refunded, 5.75%, 8/15/12 ..................           25,000             28,360
     New School University, MBIA Insured, 5.00%, 7/01/31 .............................        2,500,000          2,536,100
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .................        4,900,000          5,160,533
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ....................        3,500,000          3,563,910
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ....................        5,000,000          5,072,200
     North Shore L.I. Jewish Group, 5.50%, 5/01/33 ...................................        2,500,000          2,547,675
     Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 .............        4,395,000          4,950,616

                                                          Semiannual Report | 25

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenue, (cont.)
     Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ...................    $   8,435,000    $     8,757,386
     Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured, 6.25%, 2/01/36      32,620,000         35,110,537
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 .......................        2,000,000          2,176,680
     Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 8/01/32 ................        5,485,000          5,560,748
     Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ........................        2,000,000          2,182,520
     Rockefeller University, Series A1, 5.00%, 7/01/32 ...............................       11,500,000         11,740,810
     School District Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 .......        9,500,000          9,655,325
     Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 .................        6,500,000          6,727,630
     St. Agnes Hospital, Series A, 5.40%, 2/15/25 ....................................        2,000,000          2,000,000
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ....................        1,000,000          1,064,750
     St. Johns University, MBIA Insured, 5.25%, 7/01/25 ..............................        5,770,000          6,008,647
     St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/25 ....................        5,310,000          5,575,181
     St. Lukes Home Residential Health, Series A, FHA Insured, 6.375%, 8/01/35 .......        5,200,000          5,541,484
     State Rehabilitation Association, Series A, AMBAC Insured, 5.00%, 7/01/23 .......        1,725,000          1,780,597
     State University Adult Facility, Series B, 5.375%, 5/15/23 ......................        9,500,000         10,995,395
     State University Educational Facilities, 5.125%, 5/15/21 ........................       12,090,000         12,522,218
     State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ..........        2,910,000          3,293,975
     State University Educational Facilities, Refunding, 5.00%, 5/15/17 ..............        3,600,000          3,778,236
     Teachers College, MBIA Insured, 5.00%, 7/01/22 ..................................        2,885,000          2,984,532
     Teachers College, MBIA Insured, 5.00%, 7/01/32 ..................................        6,000,000          6,091,740
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 ...............................        3,450,000          3,608,941
     Upstate Community Colleges, Series A, 5.00%, 7/01/19 ............................        7,230,000          7,546,385
     Upstate Community Colleges, Series A, 6.00%, 7/01/22 ............................        7,000,000          7,807,660
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 ............................        3,720,000          3,773,605
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 ............................       25,675,000         25,883,481
     Upstate Community Colleges, Series A, 5.00%, 7/01/31 ............................        7,365,000          7,448,519
     Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 .............       11,845,000         13,789,238
     W.K. Nursing Home Corp, FHA Insured, 6.05%, 2/01/26 .............................        6,800,000          7,328,020
  New York State Energy Research and Development Authority Electric Facilities Revenue,
   Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ..................       11,820,000         12,609,576
  New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
   Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ......................       20,000,000         20,536,800
  New York State Environmental Facilities Corp. PCR, State Water, Series E,
     6.875%, 6/15/14 .................................................................        1,190,000          1,242,074
     Pre-Refunded, 6.875%, 6/15/14 ...................................................        1,810,000          1,892,916
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds,
     Pooled Financing, Series B, 5.25%, 5/15/31 ......................................        9,595,000         10,002,787
     Series C, 5.25%, 6/15/31 ........................................................       37,600,000         39,213,416
  New York State Government Assistance Corp., Refunding, Series B, MBIA Insured, 4.875%,
   4/01/20 ...........................................................................        4,080,000          4,192,608
  New York State HFA, Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ........................................................          330,000            349,180
     Series A, 6.50%, 3/15/25 ........................................................          860,000            945,321
     Series A, 6.00%, 3/15/26 ........................................................          970,000          1,067,980

26 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State HFA, Service Contract Obligation Revenue, (cont.)
     Series A, Pre-Refunded, 6.375%, 9/15/15 .........................................    $   4,430,000    $     5,132,642
     Series A, Pre-Refunded, 6.50%, 3/15/24 ..........................................       28,000,000         29,742,160
     Series A, Pre-Refunded, 6.50%, 3/15/25 ..........................................       10,410,000         11,558,431
     Series A, Pre-Refunded, 6.00%, 3/15/26 ..........................................       15,755,000         17,917,059
     Series A-2003, 6.375%, 9/15/15 ..................................................           30,000             32,911
     Series A-2003, Pre-Refunded, 6.375%, 9/15/15 ....................................          540,000            598,390
     Series C, 6.30%, 3/15/22 ........................................................        1,950,000          1,979,328
     Series C, 5.50%, 3/15/25 ........................................................       17,015,000         17,695,770
  New York State HFAR,
     5.00%, 3/15/33 ..................................................................        7,000,000          7,045,990
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 .......................        4,920,000          4,928,512
     Economic Development and Housing, Series A, 5.125%, 9/15/28 .....................       12,425,000         12,705,059
     Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ........        2,400,000          2,606,736
     Health Facilities of New York City, Series A, 6.00%, 5/01/07 ....................       11,200,000         12,278,000
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 .....       22,910,000         24,713,017
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ....       28,445,000         30,612,509
     MFHR, Second Mortgage, Series A, 7.00%, 8/15/23 .................................        4,215,000          4,217,951
     MFHR, Second Mortgage, Series C, 6.60%, 8/15/27 .................................        5,500,000          5,649,820
     MFHR, Second Mortgage, Series D, 6.25%, 8/15/23 .................................        2,500,000          2,517,575
     MFHR, Second Mortgage, Series E, 6.75%, 8/15/25 .................................        6,345,000          6,390,430
     MFMR, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ..........................        1,000,000          1,007,040
     MFMR, Series A, FHA Insured, 7.00%, 8/15/22 .....................................        4,190,000          4,221,635
     MFMR, Series B, AMBAC Insured, 6.25%, 8/15/14 ...................................        1,675,000          1,734,412
     MFMR, Series B, AMBAC Insured, 6.35%, 8/15/23 ...................................       23,185,000         23,880,782
     MFMR, Series C, FHA Insured, 6.50%, 8/15/24 .....................................        6,870,000          6,923,380
  New York State Local Government Assistance Corp. Revenue Series A, 6.00%, 4/01/24 ..       11,200,000         12,141,920
  New York State Medical Care Facilities Finance Agency Revenue,
     Beth Israel Medical Center Project, Refunding, Series A, 7.20%, 11/01/14 ........        9,145,000          9,204,168
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
      6.25%, 2/15/25 .................................................................        2,635,000          2,823,561
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
      6.25%, 2/15/35 .................................................................        4,745,000          5,084,552
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series C, FHA Insured,
      6.375%, 8/15/29 ................................................................       63,365,000         65,710,772
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%,
      8/15/23 ........................................................................        9,000,000          9,129,600
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%,
      2/15/27 ........................................................................       12,235,000         12,519,464
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%,
      2/15/28 ........................................................................       26,910,000         28,717,814
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%,
      8/15/33 ........................................................................        7,940,000          8,054,971
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%,
      2/15/34 ........................................................................        9,820,000         10,076,498
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%,
      8/15/23 ........................................................................       21,540,000         23,197,288

                                                          Semiannual Report | 27

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Medical Care Facilities Finance Agency Revenue, (cont.)
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%, 8/15/24 ........    $   3,200,000    $     3,479,936
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ........        5,125,000          5,555,090
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%, 8/15/34 ........       31,210,000         33,977,391
     Huntington Hospital Mortgage, Project A, Refunding, 6.50%, 11/01/14 .............        5,500,000          5,872,075
     Medina Memorial Hospital Project, Series A, 7.30%, 5/01/11 ......................        1,975,000          1,982,959
     Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 .................        3,800,000          4,051,712
     Mortgage Revenue Project, Series B, 6.60%, 8/15/34 ..............................       23,775,000         24,769,984
     Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 .................        2,200,000          2,315,896
     Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 ................       10,200,000         10,620,852
     Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 .................        6,250,000          6,683,500
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ................       13,200,000         14,171,784
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.30%, 8/15/25 ...       16,400,000         18,115,440
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.375%, 8/15/34 ..       21,050,000         23,278,353
     Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 .........        1,410,000          1,434,182
     Secured Hospital Revenue, Series A, 6.25%, 2/15/24 ..............................       16,770,000         17,198,809
     Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 .............       18,930,000         19,932,154
     Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 ............................        1,170,000          1,301,017
     Series A, FHA Insured, 6.125%, 2/15/15 ..........................................        5,170,000          5,459,158
     Series A, FHA Insured, 7.45%, 8/15/31 ...........................................       16,430,000         16,502,292
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24        5,765,000          6,092,913
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.45%, 8/15/34        36,650,000         38,753,710
  New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.90%,
   4/01/27 ...........................................................................        4,040,000          4,195,580
  New York State Municipal Bond Bank Agency Program Revenue, Buffalo, Series A, AMBAC
   Insured, 5.25%, 5/15/31 ...........................................................        4,145,000          4,307,899
  New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ........................................................................        2,000,000          2,072,920
     11/15/40 ........................................................................        9,000,000          9,290,340
  New York State Thruway Authority Highway and Bridge Trust Fund,
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ..............................       20,000,000         21,013,000
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ..............................       18,835,000         19,681,445
     Revenue, Second General, Series B, FSA Insured, 4.75%, 4/01/21 ..................        4,490,000          4,598,568
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
   Series A, 5.00%, 3/15/22 ..........................................................       14,270,000         14,727,924
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     5.75%, 4/01/19 ..................................................................       30,000,000         35,146,200
     AMBAC Insured, 5.375%, 4/01/19 ..................................................       10,555,000         12,189,231
     Pre-Refunded, 6.25%, 4/01/14 ....................................................       23,970,000         26,064,738
  New York State Tollway Authority General Revenue,
     Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ...............................        6,500,000          6,605,235
     Series D, 5.25%, 1/01/21 ........................................................       41,675,000         44,221,759
     Series D, 5.375%, 1/01/27 .......................................................       10,975,000         11,380,965

28 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
     Second General, Series B, FSA Insured, 4.75%, 4/01/20 ...........................    $   5,000,000    $     5,151,700
     Series A, FGIC Insured, 5.00%, 4/01/17 ..........................................        9,000,000          9,544,860
     Series A, FGIC Insured, 5.00%, 4/01/20 ..........................................        2,500,000          2,612,350
     Series A, FGIC Insured, 5.00%, 4/01/21 ..........................................        2,500,000          2,598,200
     Series B, MBIA Insured, 4.75%, 4/01/18 ..........................................       12,465,000         12,926,080
     Series B, MBIA Insured, 4.875%, 4/01/19 .........................................       10,290,000         10,699,954
     Series B, MBIA Insured, 4.90%, 4/01/20 ..........................................       10,000,000         10,361,000
     Series B-1, FGIC Insured, 5.75%, 4/01/15 ........................................        2,000,000          2,296,400
     Series B-1, FGIC Insured, 5.75%, 4/01/16 ........................................        2,000,000          2,291,460
  New York State Urban Development Corp. Revenue,
     Cornell Center Project, 6.00%, 1/01/14 ..........................................        4,500,000          4,562,640
     Correctional Capital Facilities, Series 7, 5.70%, 1/01/16 .......................        3,000,000          3,395,790
     Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 .........       10,000,000         11,319,300
     Correctional Facilities Service Contract, Series A, 5.00%, 1/01/28 ..............        4,905,000          5,525,433
     Correctional Facilities Service Contract, Series A, 5.00%, 1/01/28 ..............        9,095,000         10,245,427
     Correctional Facilities Service Contract, Series A, MBIA Insured, 5.00%, 1/01/18        12,000,000         12,516,360
     Correctional Facilities Service Contract, Series B, 5.00%, 1/01/25 ..............       12,955,000         14,624,252
     Correctional Facilities Service Contract, Series B, 5.00%, 1/01/25 ..............        8,100,000          9,143,685
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/29 ........................................................................       34,135,000         40,153,000
     Correctional Facilities Service Contract, Series D, FSA Insured, 5.25%, 1/01/30 .       10,000,000         11,349,900
     Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 ...................       28,325,000         30,860,371
     Personal Income Tax, Series C-1, 5.00%, 3/15/25 .................................        3,225,000          3,279,890
     Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/32 .................       20,000,000         20,663,000
     State Personal Income Tax, Series B Empire State, 5.125%, 3/15/29 ...............        9,000,000          9,229,950
     State Personal Income Tax, Series B Empire State, MBIA Insured, 5.00%, 3/15/33 ..       11,010,000         11,189,133
     Youth Facilities, 6.00%, 4/01/15 ................................................        8,500,000          9,214,850
  Niagara Falls City School District COP, High School Facilities, 5.375%, 6/15/28 ....        5,000,000          5,114,500
  Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34        9,000,000          9,150,750
  Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue,
     6.75%, 4/01/14 ..................................................................          655,000            671,513
     Refunding, 6.65%, 4/01/05 .......................................................        1,115,000          1,143,042
  Otsego County IDA, Civic Facility Revenue, Hartwick College Project, Series A, 5.50%,
   7/01/19 ...........................................................................        3,400,000          3,944,000
  Port Authority of New York and New Jersey Revenue, Delta Air Lines Special Project, Series 1,
   6.95%, 6/01/08 ....................................................................       17,000,000         17,059,160
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 5.50%,
   7/01/36 ...........................................................................       10,000,000         10,586,900
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, 5.00%, 7/01/38 ........................................................       12,000,000         12,019,560
     Series Y, 5.00%, 7/01/36 ........................................................        4,000,000          4,010,960
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
   Appropriation, Refunding, 7.875%, 10/01/04 ........................................          805,000            809,677

                                                          Semiannual Report | 29

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico Municipal Finance Agency Revenue, Series A, Pre-Refunded, 6.50%, 7/01/19    $  11,000,000    $    11,501,710
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, MBIA
   Insured, 5.00%, 8/01/31 ...........................................................        4,000,000          4,099,480
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
   Nursing Home,
     Series A, 6.90%, 6/01/24 ........................................................       10,000,000         10,274,900
     Series B, 6.90%, 6/01/24 ........................................................        3,345,000          3,436,954
  Sachem Central School District Holbrook, Series B, MBIA Insured, 5.00%,
     10/15/27 ........................................................................        3,885,000          3,975,948
     10/15/28 ........................................................................        2,000,000          2,045,240
  St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project, Series A,
   5.50%, 7/01/29 ....................................................................        6,000,000          6,258,180
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
   Complex, AMBAC Insured, 5.00%, 4/15/16 ............................................        2,720,000          2,926,774
  Syracuse IDA, Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 ..................................................................        4,000,000          3,100,720
     5.375%, 1/01/23 .................................................................        4,760,000          3,397,022
  Tompkins County IDAR, Civic Facility, Cornell University, 5.75%, 7/01/30 ...........        7,510,000          8,879,974
  Triborough Bridge and Tunnel Authority Revenue,
     AMBAC Isured, 5.00%, 11/15/28 ...................................................       15,000,000         15,366,000
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 ..........................       17,175,000         17,677,540
     General Purpose, Series A, 5.00%, 1/01/27 .......................................       42,500,000         43,204,225
     General Purpose, Series A, 5.125%, 1/01/31 ......................................       24,310,000         24,931,120
     General Purpose, Series A, 5.00%, 1/01/32 .......................................       40,450,000         40,984,749
     General Purpose, Series B, 5.20%, 1/01/27 .......................................       15,000,000         16,544,400
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...........        4,110,000          4,533,166
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .........................       32,185,000         36,136,674
     Refunding, MBIA Insured, 5.00%, 11/15/26 ........................................       10,000,000         10,246,300
     Refunding, MBIA Insured, 5.00%, 11/15/32 ........................................       25,115,000         25,604,491
     Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ..............................       10,000,000         10,231,600
     Series A, MBIA Insured, 5.00%, 1/01/32 ..........................................        9,000,000          9,161,190
     Subordinate Bonds, FGIC Insured, 5.00%, 11/15/32 ................................        9,430,000          9,630,010
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
     7/15/27 .........................................................................       35,000,000         35,641,200
     7/15/34 .........................................................................       40,000,000         40,710,800
  Utica IDA, Civic Facility Revenue, Munson Williams Proctor Institute,
     5.40%, 7/15/30 ..................................................................        1,000,000          1,054,150
     Series A, 5.50%, 7/15/29 ........................................................        9,915,000         10,541,331
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ........................................................................        2,500,000          2,645,250
     10/01/18 ........................................................................        2,500,000          2,605,300
  Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
   Series A, 7.90%, 12/15/07 .........................................................       24,420,000         24,344,298
  Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%,
   12/01/27 ..........................................................................        8,115,000          8,223,335

30 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation, 6.75%,
   7/15/29 ...........................................................................    $  15,000,000    $    15,631,950
  Yonkers GO, Series A, 9.20%,
     2/01/04 .........................................................................        1,095,000          1,108,009
     2/01/05 .........................................................................        1,095,000          1,187,648
                                                                                                           ----------------
  TOTAL BONDS (COST $4,543,866,126) ..................................................                       4,889,704,973
                                                                                                           ----------------

  ZERO COUPON BONDS 1.8%
  MTA Service Contract Revenue,
     Commuter Facilities, Refunding, Series 7, 7/01/10 ...............................        7,500,000          6,074,700
     Commuter Facilities, Refunding, Series 7, 7/01/11 ...............................        7,590,000          5,830,790
     Commuter Facilities, Refunding, Series 7, 7/01/13 ...............................        2,065,000          1,431,830
     Transit Facilities, Refunding, Series 7, 7/01/09 ................................       13,125,000         11,196,150
     Transit Facilities, Refunding, Series 7, 7/01/10 ................................        9,000,000          7,289,640
     Transit Facilities, Refunding, Series 7, 7/01/12 ................................       15,380,000         11,201,715
     Transit Facilities, Refunding, Series 7, 7/01/13 ................................        7,935,000          5,501,970
  New York City GO,
     Capital Appreciation, Series A-2, 8/01/10 .......................................        2,690,000          2,104,387
     Citysavers, Series B, 8/01/09 ...................................................        8,875,000          7,312,556
     Citysavers, Series B, 6/01/12 ...................................................        1,030,000            776,579
     Citysavers, Series B, 12/01/12 ..................................................        1,030,000            760,531
     Citysavers, Series B, 6/01/13 ...................................................        1,030,000            736,553
     Citysavers, Series B, 12/01/13 ..................................................        1,030,000            720,907
     Citysavers, Series B, 6/01/14 ...................................................        1,030,000            695,528
     Citysavers, Series B, 12/01/14 ..................................................        1,030,000            680,294
     Citysavers, Series B, 6/01/15 ...................................................        1,030,000            656,470
     Citysavers, Series B, 12/01/15 ..................................................        1,030,000            641,711
     Citysavers, Series B, 6/01/16 ...................................................        1,030,000            618,165
     Citysavers, Series B, 12/01/16 ..................................................        1,030,000            603,910
     Citysavers, Series B, 6/01/17 ...................................................        1,030,000            583,794
     Citysavers, Series B, 12/01/17 ..................................................        1,030,000            570,115
     Citysavers, Series B, 6/01/18 ...................................................        1,030,000            550,484
     Citysavers, Series B, 12/01/18 ..................................................        1,005,000            524,329
     Citysavers, Series B, 6/01/19 ...................................................        1,030,000            519,048
     Citysavers, Series B, 12/01/19 ..................................................        1,030,000            508,099
     Citysavers, Series B, 6/01/20 ...................................................       10,000,000          4,428,200
  Orangetown Housing Authority Facilities Revenue, Senior Housing Center Project, Refunding,
   MBIA Insured, 4/01/30 .............................................................       21,170,000          5,152,566
  Triborough Bridge and Tunnel Authority Revenue, Convention Center Project,
   Series E, 1/01/12 .................................................................       21,625,000         15,580,380
                                                                                                           ----------------
  TOTAL ZERO COUPON BONDS (COST $74,025,349) .........................................                          93,251,401
                                                                                                           ----------------

  TOTAL LONG TERM INVESTMENTS (COST $4,617,891,475) ..................................                       4,982,956,374
                                                                                                           ----------------

                                                          Semiannual Report | 31

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  SHORT TERM INVESTMENTS .8%
a Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put,
   1.08%, 5/01/33 ....................................................................    $  20,900,000    $    20,900,000
a New York City GO, Refunding, Series H, FSA Insured, Daily VRDN and Put, 1.08%,
   8/01/19 ...........................................................................          500,000            500,000
a New York State Dormitory Authority Revenues, Cornell University, Series A, Weekly VRDN and
   Put, 1.10%, 7/01/29 ...............................................................        3,200,000          3,200,000
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
   Series 2, Daily VRDN and Put, 1.05%, 5/01/19 ......................................       15,645,000         15,645,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
   Insured, Weekly VRDN and Put, 1.01%, 12/01/15 .....................................        2,200,000          2,200,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, AMBAC Insured, Weekly VRDN and Put, 1.07%, 7/01/28 ......................          100,000            100,000
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $42,545,000) ....................................                          42,545,000
                                                                                                           ----------------
  TOTAL INVESTMENTS (COST $4,660,436,475) 97.5% ......................................                       5,025,501,374
  OTHER ASSETS, LESS LIABILITIES 2.5% ................................................                         126,808,691
                                                                                                           ----------------

  NET ASSETS 100.0% ..................................................................                     $ 5,152,310,065
                                                                                                           ----------------

See Glossary of Terms on page 33.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

32 | See notes to financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

GLOSSARY OF TERMS

AMBAC     - American Municipal Bond Assurance Corp.
COP       - Certificate of Participation
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FSA       - Financial Security Assistance
GO        - General Obligation
HDC       - Housing Development Corp.
HFA       - Housing Financing Authority/Agency
HFAR      - Housing Financing Authority/Agency Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
VRDN      - Variable Rate Demand Notes

                                                          Semiannual Report | 33

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003 (unaudited)


Assets:
 Investments in securities:
  Cost .....................................................   $4,660,436,475
                                                               ---------------
  Value ....................................................    5,025,501,374
 Cash ......................................................       56,930,340
 Receivables:
  Capital shares sold ......................................        3,444,891
  Interest .................................................       74,950,277
                                                               ---------------
      Total assets .........................................    5,160,826,882
                                                               ---------------
Liabilities:
 Payables:
  Capital shares redeemed ..................................        3,530,444
  Affiliates ...............................................        2,886,052
  Shareholders .............................................        1,982,980
 Other liabilities .........................................          117,341
                                                               ---------------
      Total liabilities ....................................        8,516,817
                                                               ---------------
Net assets, at value .......................................   $5,152,310,065
                                                               ---------------
Net assets consist of:
 Undistributed net investment income .......................   $    1,951,683
 Net unrealized appreciation (depreciation) ................      365,064,899
 Accumulated net realized gain (loss) ......................      (17,439,635)
 Capital shares ............................................    4,802,733,118
                                                               ---------------
Net assets, at value .......................................   $5,152,310,065
                                                               ---------------

34 | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2003 (unaudited)



CLASS A:
 Net assets, at value ................................................   $4,654,194,129
                                                                         ---------------
 Shares outstanding ..................................................      389,517,889
                                                                         ---------------
 Net asset value per sharea ..........................................   $        11.95
                                                                         ---------------
 Maximum offering price per share (Net asset value per share / 95.75%)   $        12.48
                                                                         ---------------
CLASS B:
 Net assets, at value ................................................   $  238,550,795
                                                                         ---------------
 Shares outstanding ..................................................       20,002,665
                                                                         ---------------
 Net asset value and maximum offering price per sharea ...............   $        11.93
                                                                         ---------------
CLASS C:
 Net assets, at value ................................................   $  241,463,824
                                                                         ---------------
 Shares outstanding ..................................................       20,217,666
                                                                         ---------------
 Net asset value per sharea ..........................................   $        11.94
                                                                         ---------------
 Maximum offering price per share (Net asset value per share / 99%) ..   $        12.06
                                                                         ---------------
ADVISOR CLASS:
 Net assets, at value ................................................   $   18,101,317
                                                                         ---------------
 Shares outstanding ..................................................        1,514,418
                                                                         ---------------
 Net asset value and maximum offering price per share ................   $        11.95
                                                                         ---------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                     Semiannual Report | See notes to financial statements. | 35

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six months ended November 30, 2003 (unaudited)


Investment income:
 Interest .....................................................   $ 134,420,806
                                                                  --------------
Expenses:
 Management fees (Note 3) .....................................      11,693,838
 Distribution fees (Note 3)
  Class A .....................................................       2,032,714
  Class B .....................................................         759,041
  Class C .....................................................         781,902
 Transfer agent fees (Note 3) .................................       1,122,456
 Custodian fees ...............................................          26,692
 Reports to shareholders ......................................          82,062
 Registration and filing fees .................................          27,819
 Professional fees (Note 3) ...................................          47,224
 Trustees' fees and expenses ..................................          44,882
 Other ........................................................         137,216
                                                                  --------------
      Total expenses ..........................................      16,755,846
                                                                  --------------
        Net investment income .................................     117,664,960
                                                                  --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ....................       9,262,473
 Net unrealized appreciation (depreciation) on investments ....    (128,741,661)
                                                                  --------------
Net realized and unrealized gain (loss) .......................    (119,479,188)
                                                                  --------------
Net increase (decrease) in net assets resulting from operations   $  (1,814,228)
                                                                  --------------

36 | See notes to financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended November 30, 2003 (unaudited) and the year ended May 31, 2003


                                                                      -----------------------------------
                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                       NOVEMBER 30, 2003    MAY 31, 2003
                                                                      -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................   $   117,664,960    $   244,300,381
  Net realized gain (loss) from investments .........................         9,262,473          5,006,383
  Net unrealized appreciation (depreciation) on investments .........      (128,741,661)       243,448,165
                                                                        -----------------------------------
      Net increase (decrease) in net assets resulting from operations        (1,814,228)       492,754,929
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................      (108,739,309)      (225,619,458)
   Class B ..........................................................        (4,790,774)        (8,284,786)
   Class C ..........................................................        (4,908,661)        (9,038,590)
   Advisor Class ....................................................          (413,143)          (760,077)
                                                                        -----------------------------------
 Total distributions to shareholders ................................      (118,851,887)      (243,702,911)
 Capital share transactions: (Note 2)
   Class A ..........................................................       (65,339,846)        (8,374,738)
   Class B ..........................................................        10,098,491         63,785,148
   Class C ..........................................................         4,099,042         43,777,769
   Advisor Class ....................................................           218,562          3,451,801
                                                                        -----------------------------------
 Total capital share transactions ...................................       (50,923,751)       102,639,980
      Net increase (decrease) in net assets .........................      (171,589,866)       351,691,998
Net assets
 Beginning of period ................................................     5,323,899,931      4,972,207,933
                                                                        -----------------------------------
 End of period ......................................................   $ 5,152,310,065    $ 5,323,899,931
                                                                        -----------------------------------
Undistributed net investment income included in net assets:
 End of period ......................................................   $     1,951,683    $     3,138,610
                                                                        -----------------------------------

                     Semiannual Report | See notes to financial statements. | 37

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

38 | Semiannual Report

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At November 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                      ---------------------------------------------------------------
                                             SIX MONTHS ENDED                     YEAR ENDED
                                             NOVEMBER 30, 2003                   MAY 31, 2003
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                      ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................      12,059,284    $ 143,339,953       31,269,637    $ 371,509,962
 Shares issued in reinvestment of
 distributions ..................       5,097,770       60,505,306       10,400,672      123,140,266
 Shares redeemed ................     (22,669,914)    (269,185,105)     (42,363,253)    (503,024,966)
                                      ---------------------------------------------------------------
 Net increase (decrease) ........      (5,512,860)   $ (65,339,846)        (692,944)   $  (8,374,738)
                                      ---------------------------------------------------------------
CLASS B SHARES:
 Shares sold ....................       1,856,950    $  22,081,591        6,319,516    $  74,942,461
 Shares issued in reinvestment of
 distributions ..................         269,351        3,191,100          464,323        5,491,671
 Shares redeemed ................      (1,281,801)     (15,174,200)      (1,402,551)     (16,648,984)
                                      ---------------------------------------------------------------
 Net increase (decrease) ........         844,500    $  10,098,491        5,381,288    $  63,785,148
                                      ---------------------------------------------------------------
CLASS C SHARES:
 Shares sold ....................       2,138,707    $  25,488,493        5,843,855    $  69,435,630
 Shares issued in reinvestment of
 distributions ..................         276,990        3,287,144          506,929        6,003,538
 Shares redeemed ................      (2,082,695)     (24,676,595)      (2,666,311)     (31,661,399)
                                      ---------------------------------------------------------------
 Net increase (decrease) ........         333,002    $   4,099,042        3,684,473    $  43,777,769
                                      ---------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ....................         210,427    $   2,520,142          504,062    $   6,017,897
 Shares issued in reinvestment of
 distributions ..................           2,115           25,248            4,150           49,255
 Shares redeemed ................        (192,886)      (2,326,828)        (219,616)      (2,615,351)
                                      ---------------------------------------------------------------
 Net increase (decrease) ........          19,656    $     218,562          288,596    $   3,451,801
                                      ---------------------------------------------------------------

                                                          Semiannual Report | 39

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS
----------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $856,648 and $230,444, respectively.

The Fund paid shareholder servicing fees of $1,122,456 of which $800,768 was paid to Investor Services.

Included in professional fees are legal fees of $14,500 that were paid to a law firm in which a partner is an officer of the Fund.

40 | Semiannual Report

Franklin New York Tax-Free Income Fund

4. INCOME TAXES

At November 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Investments at cost ...................................   $4,659,312,093
                                                          ---------------
Unrealized appreciation ...............................      369,334,107
Unrealized depreciation ...............................       (3,144,825)
                                                          ---------------
Net unrealized appreciation (depreciation) ............   $  366,189,281
                                                          ---------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

At May 31, 2003, the Fund had deferred capital losses occuring subsequent to October 31, 2002 of $5,134,436. For tax purposes, such losses will be reflected in the year ending May 31, 2004.

At May 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 .................................................   $ 6,411,881
 2009 .................................................    14,143,946
                                                          ------------
                                                          $20,555,827
                                                          ------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 2003 aggregated $312,826,558 and $424,978,233 respectively.


                                                          Semiannual Report | 41

Franklin New York Tax-Free Income Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



42 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.Effective June 30, 2003, the fund reopened to all new investors.
4.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
6.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8.For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable. 9.Portfolio of insured municipal securities.
10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).
11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                              Not part of the annual report

     [GRAPHIC OMITTED]
FRANKLIN TEMPLETON LOGO ART
   FRANKLIN TEMPLETON(R)
        INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin New York Tax-Free Income Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


115 S2003 01/04



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE EDITH HOLIDAY AND HARRIS J. ASHTON, AND THEY ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    January 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    January 30, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    January 30, 2004